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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [   ];  Amendment Number:  _________
         This Amendment (check only one):  [   ]   is a restatement.
                                           [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Gates Capital Management, Inc.
Address:     1177 Avenue of the Americas, 32nd Floor
             New York, NY 10036

Form 13F File Number: 28-11102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey L. Gates
Title:       President
Phone:       (212) 626-1421

Signature, Place, and Date of Signing:

/s/ Jeffrey L. Gates              New York, New York        February 14, 2007
-----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:

         [X]     13F HOLDINGS REPORT

         [ ]     13F NOTICE

         [ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $557,090 (in thousands)

List of Other Included Managers:            NONE

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FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
ADESA INC                          COM       00686U104    53569   1930421   SH         SOLE              1930421
ADVANCE AUTO PARTS INC             COM       00751Y106    25621    720510   SH         SOLE               720510
ADVANCED MEDICAL OPTICS INC        COM       00763M108    16697    474359   SH         SOLE               474359
ALLIANCE ONE INTL                  COM       018772103    17259   2444563   SH         SOLE              2444563
ARBITRON INC                       COM       03875Q108    37906    872598   SH         SOLE               872598
AUTOZONE INC                       COM       053332102    22407    193900   SH         SOLE               193900
BAUSCH & LOMB INC                  COM       071707103     6143    118000   SH         SOLE               118000
CAVCO INDS INC DEL                 COM       149568107     2690     76776   SH         SOLE                76776
CBS CORP NEW                       COM       124857202    24464    784607   SH         SOLE               784607
CLEAR CHANNEL COMMUNICATIONS       COM       184502102    22998    647100   SH         SOLE               647100
DARLING INTL INC                   COM       237266101    22969   4168517   SH         SOLE              4168517
DAVITA INC                         COM       23918K108    34714    610296   SH         SOLE               610296
DOVER DOWNS GAMING & ENTMT         COM       260095104     2940    219868   SH         SOLE               219868
FIRST DATA CORP                    COM       319963104    64450   2525471   SH         SOLE              2525471
GETTY IMAGES INC                   COM       374276103    26918    628632   SH         SOLE               628632
HILTON HOTELS CORP                 COM       432848109    28266    809906   SH         SOLE               809906
MARVEL ENTERTAINMENT INC           COM       57383T103    23443    871165   SH         SOLE               871165
MARVEL ENTERTAINMENT INC           COM       57383T953    22874    850000   SH   PUT   SOLE               850000
MOODYS CORP                        COM       615369105    18090    261953   SH         SOLE               261953
PAYLESS SHOESOURCE INC             COM       704379106    27467    836900   SH         SOLE               836900
PIONEER COS INC                    COM       723643300    20563    720634   SH         SOLE               720634
PLAYTEX PRODUCTS INC               COM       72813P100    20889   1451600   SH         SOLE              1451600
REGIS CORP MINN                    COM       758932107    13663    345542   SH         SOLE               345542
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